Other Balance Sheet Components (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Other Balance Sheet Components
Schedule of other balance sheet components

	As of
	June 30,	December 31,	June 30,
	2020	2020	2021
	(Unaudited)
	(In thousands)
Accounts receivable, net:
Due from third parties		$343,220	$503,126
Due from Alibaba		135,321	122,991
Due from other related parties		48,625	40,972
Total gross amount		$527,166	$667,089
Allowance for credit losses:
Balance at the beginning of the year/period	(36,594)	(36,594)	(35,156)
Additional provision charged to expenses, net	(25,233)	(53,124)	(10,444)
Write-off	22,587	54,562	9,720
Balance at the end of the year/period	(39,240)	(35,156)	(35,880)
		$492,010	$631,209

Prepaid expenses and other current assets:
Rental and other deposits		$1,186	$1,169
Deductible value-added taxes		598	4,960
Investment prepayment(1)		15,308	15,487
Loans to and interest receivable from other related parties (2) (Note 10)		158,622	336,558
Loans to and interest receivable from third parties (2)		41,784	148,891
Advertising prepayment		18,888	11,907
Prepayment to outsourced service providers		3,719	3,727
Amounts deposited by users(3)		45,745	49,849
Content fees		3,080	352
Others		7,827	14,393
		$296,757	$587,293

Property and equipment, net:
Computers and equipment		$165,880	$173,498
Leasehold improvements		6,429	6,924
Furniture and fixtures		2,159	2,437
Others		5,077	6,431
Property and equipment, gross		179,545	189,290
Accumulated depreciation		(118,913)	(128,257)
		$60,632	$61,033

Other non-current assets
Investment related deposits(4)		$15,450	$408,432
Prepayment for purchase of SINA Plaza (5)		—	131,636
Deferred tax assets		27,020	27,279
Others		2,126	14,998
		$44,596	$582,345

Accrued and other liabilities(6):
Payroll and welfare		$126,023	$138,603
Marketing expenses		59,410	79,173
Sales rebates		222,064	312,418
Professional fees		3,880	7,431
VAT and other tax payable		49,971	54,744
Amounts due to users(3)		45,745	49,849
Unpaid consideration for acquisition		10,280	—
Unpaid consideration for investment		19,257	434
Interest payable for convertible debt and unsecured senior notes		923	27,579
Others		19,200	22,159
		$556,753	$692,390
(1)	For the year ended December 31,2020 and six months ended June 30, 2021, the Group recognized $1.5 million and nil of impairment charges on investment prepayment (all fully impaired), respectively, due to the deterioration of investees’ operations resulting in their inability to refund the prepayments.
(2)	Loans to related parties and third parties incurred for the six months ended June 30, 2021 were non-trade in nature.
(3)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.
(4)	As of June 30, 2021, investment related deposits primarily included $76.7 million in a micro loan company, $79.0 million in an insurance company and $221.9 million in a game company. These non-current assets will be transferred to long-term investment when the legal procedures are completed.
(5)	Weibo entered into a letter of intent to purchase the office building (SINA Plaza) from SINA. As of June 30, 2021, the balance of prepayment for SINA Plaza was $131.6 million.
(6)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.

	As of
	September 30,	December 31,	September 30,
	2020	2020	2021

	(In thousands)
Accounts receivable, net:
Due from third parties		$343,220	$579,502
Due from Alibaba		135,321	98,262
Due from other related parties		48,625	41,229
Total gross amount		$527,166	$718,993
Allowance for credit losses:
Balance at the beginning of the year/period	(36,594)	(36,594)	(35,156)
Additional provision charged to expenses, net	(52,900)	(53,124)	(13,160)
Write-off	32,670	54,562	13,033
Balance at the end of the year/period	(56,824)	(35,156)	(35,283)
		$492,010	$683,710

Prepaid expenses and other current assets:
Rental and other deposits		$1,186	$876
Deductible value-added taxes		598	4,545
Investment prepayment(1)		15,308	310
Loans to and interest receivable from other related parties (2) (Note 10)		158,622	283,904
Loans to and interest receivable from third parties (2)		41,784	575,323
Advertising prepayment		18,888	9,471
Prepayment to outsourced service providers		3,719	3,809
Amounts deposited by users(3)		45,745	51,412
Content fees		3,080	199
Others		7,827	14,195
		$296,757	$944,044

Property and equipment, net:
Computers and equipment		$165,880	$183,829
Leasehold improvements		6,429	6,923
Furniture and fixtures		2,159	2,310
Others		5,077	7,150
Property and equipment, gross		179,545	200,212
Accumulated depreciation		(118,913)	(135,816)
		$60,632	$64,396

Other non-current assets
Investment related deposits (4)		$15,450	$410,741
Prepayment for purchase of SINA Plaza (5)		—	131,859
Deferred tax assets		27,020	27,325
Others		2,126	7,702
		$44,596	$577,627

Accrued and other liabilities(6):
Payroll and welfare		$126,023	$177,235
Marketing expenses		59,410	77,339
Sales rebates		222,064	296,560
Professional fees		3,880	7,482
VAT and other tax payable		49,971	57,339
Amounts due to users(3)		45,745	51,412
Unpaid consideration for acquisition		10,280	6,205
Unpaid consideration for investment		19,257	434
Prepayment received for sale of an investee		—	12,410
Interest payable for convertible debt and unsecured senior notes		923	17,063
Others		19,200	29,040
		$556,753	$732,519
(1)	For the year ended December 31, 2020 and nine months ended September 30, 2021, the Group recognized $1.5 million and nil of impairment charges on investment prepayment (all fully impaired), respectively, due to the deterioration of investees’ operations resulting in their inability to refund the prepayments.
(2)	Loans to related parties and third parties incurred for the nine months ended September 30, 2021 were non-trade in nature.
(3)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the unaudited interim condensed consolidated balance sheets.
(4)	As of September 30, 2021, investment related deposits primarily included $76.8 million in a micro loan company, $79.1 million in an insurance company and $223.9 million in a game company. These non-current assets will be transferred to long-term investment when the legal procedures are completed.
(5)	Weibo entered into a letter of intent to purchase the office building (SINA Plaza) from SINA. As of September 30, 2021, the balance of prepayment for SINA Plaza was $131.9 million.
(6)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.